Document and Entity Information	12 Months Ended
Aug. 31, 2011
Document and Entity Information
Entity Registrant Name	ESSENSE WATER, INC.
Document Type	S-1
Document Period End Date	Aug. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001459287
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY